Bank Loans and Banking Facilities - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2019	Oct. 31, 2019	Sep. 30, 2019
Debt Instrument [Line Items]
Bank loans obtained		$ 97,980,000
Repayments of principal		190,000
Line of credit financing cost		412,000
Nam Tai Investment (Shenzhen) Co., Ltd. | Bank of Beijing
Debt Instrument [Line Items]
Repayments of principal	$ 120,000
Line of credit, current	7,160,000
Line of credit, maximum borrowing capacity	7,160,000
Line of credit financing cost	$ 290,000
Nam Tai Investment (Shenzhen) Co., Ltd. | Shenzhen Rural Commercial Bank | Nam Tai Technology Center
Debt Instrument [Line Items]
Line of credit, current			$ 12,030,000
Line of credit, maximum borrowing capacity			143,000,000
Debt Instrument, Face Amount			143,000,000
Nam Tai Investment (Shenzhen) Co., Ltd. | China Everbright Bank | Nam Tai Technology Center
Debt Instrument [Line Items]
Line of credit, current			1,430,000
Line of credit, maximum borrowing capacity			1,430,000
Line of credit financing cost			30,000
Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen) | Bank of China | Nam Tai Inno Park
Debt Instrument [Line Items]
Line of credit, current				$ 73,050,000
Line of credit, maximum borrowing capacity		143,000,000		$ 143,000,000
Nam Tai (Shenzhen) Technology Park Operations Management Co., Ltd (“NTTP”) | Industrial Bank | Nam Tai Inno Valley
Debt Instrument [Line Items]
Repayments of principal		$ 70,000
Line of credit, current			4,300,000
Line of credit, maximum borrowing capacity			4,300,000
Line of credit financing cost			$ 170,000